Stockholders' Equity - Additional Information (Detail) - $ / shares			2 Months Ended	5 Months Ended
	May 07, 2020		Jul. 06, 2020	Sep. 30, 2020	Jun. 30, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued and outstanding percentage	20.00%		20.00%	20.00%
Warrant price per share (in Dollars per share)			$ 10.00	$ 10.00
Business combination price per share (in Dollars per share)	$ 9.20		$ 9.20	$ 9.20
Equity interest percentage	60.00%		60.00%	60.00%
Market value price per share (in Dollars per share)	$ 9.20		$ 9.20	$ 9.20
Fair market value percentage	115.00%		115.00%	115.00%
Market value price per share (in Dollars per share)	$ 18.00		$ 18.00	$ 18.00
Market value issuance, percentage	180.00%		180.00%	180.00%
Warrants expire term	5 years		5 years	5 years
Stockholders equity, description			Redemption of warrants when the price per share of Class common stock equals or exceeds $10.00 — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants: ? in whole and not in part; ? at a price of $0.10 per warrant provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock determined based on the redemption date and the “fair market value” of the Company’s Class A common stock; ? upon a minimum of 30 days’ prior written notice of redemption; ? if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; ? if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.	Redemption of warrants when the price per share of Class common stock equals or exceeds $10.00 — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants: ? in whole and not in part; ? at a price of $0.10 per warrant provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock determined based on the redemption date and the “fair market value” of the Company’s Class A common stock; ? upon a minimum of 30 days’ prior written notice of redemption; ? if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; ? if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000				5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001
Common Class A [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	75,000,000		500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	0		836,607	910,033
Common stock, shares outstanding	0		836,607	910,033
Warrant price per share (in Dollars per share)	$ 18.00		$ 18.00	$ 18.00
Common stock subject to possible redemption			14,025,893	13,952,467
Stockholders equity, description			Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each warrant holder; and ● if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each warrant holder; and ● if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Common Class B [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	10,000,000	[1]	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Common stock, shares issued	3,593,750	[1]	3,593,750	3,593,750
Common stock, shares outstanding	3,593,750	[1]	3,593,750	3,593,750
Common Class B [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares forfeited	468,750

[1]	Includes up to 468,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).